Goodwill Impairment Charge - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of vessels		$ 0
Goodwill impairment charge	$ 6,217,000	6,217,000
Goodwill	$ 0	$ 0	$ 6,217,000